Convertible Redeemable Preferred Shares - Additional Information (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued						301,298,172
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares | ¥					¥ 3,274,069		¥ 1,588,067
Convertible preferred stock, terms of conversion					Each holder of convertible redeemable preferred shares shall have the right, at such holder's sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share dividends, subdivisions, combinations or consolidation of ordinary shares, (2) reclassification, exchange and substitution, and (3) issuance of new securities at a price per share less than the applicable conversion price in effect on the date of and immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.	Each holder of convertible redeemable preferred shares shall have the right, at such holder's sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) share dividends, subdivisions, combinations or consolidation of ordinary shares, (2) reclassification, exchange and substitution, and (3) issuance of new securities at a price per share less than the applicable conversion price in effect on the date of and immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance.
Convertible redeemable preferred shares conversion basis ratio					100.00%	100.00%
Proceeds from issuance initial public offering					¥ 2,051,695	$ 314,436,000
Temporary equity redemption period					48th month	48th month
Preferred shares percentage of liquidation preference					100.00%	100.00%
IPO
Temporary Equity [Line Items]
Proceeds from issuance initial public offering | ¥					¥ 2,023,593
IPO | Minimum
Temporary Equity [Line Items]
Equity valuation of the company | $						$ 2,000,000,000
Proceeds from issuance initial public offering | $						$ 100,000,000
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued						34,815,112		34,544,762
Convertible redeemable preferred shares, issue price | $ / shares						$ 0.1738
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares | ¥					¥ 37,122
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%
Series B+ Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued						54,083,288
Convertible redeemable preferred shares, issue price | $ / shares						$ 0.1849
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares | ¥					¥ 61,202
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued						50,195,203		50,195,203
Convertible redeemable preferred shares, issue price | $ / shares						$ 0.3586
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares | ¥					¥ 111,800
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued						50,193,243		50,193,243
Convertible redeemable preferred shares, issue price | $ / shares						$ 1.9923
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares | ¥					¥ 626,350
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued				78,824,567		78,824,567		78,824,567
Convertible redeemable preferred shares, issue price | $ / shares				$ 3.1716		$ 3.1716
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares			¥ 1,603,837	$ 250,000,000	¥ 1,588,067
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%
Convertible redeemable preferred shares, held by Founder						3,305,651
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Convertible redeemable preferred shares, shares issued		33,186,759				33,186,759
Convertible redeemable preferred shares, issue price | $ / shares		$ 3.6159				$ 3.6159
Total cash proceeds/consideration from issuance of convertible redeemable preferred shares	¥ 849,528	$ 120,000,000			¥ 849,528	$ 130,196,000
Redemption price percentage of applicable issue price					100.00%	100.00%
Percentage compound per annum return from issue date					15.00%	15.00%